Taxes (Details Narrative)	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2018
Statement [Line Items]
Deferred income tax liabilities, not recognize			$ 135,000,000
Deferred liability, group recognized			1,361,000,000
Deferred income tax assets and liabilities, net		$ 18,166
Tax inflation adjustment, description	the update of the cost for goods acquired or investments made in the fiscal years that begin as of January 1, 2018 (applicable to IRSA for the year end June 30, 2019), considering the percentage variations of the CPI provided by the National Institute of Statistic and Census (INDEC); and (ii) the application of the adjustment set forth in Title VI of the Income Tax Law when a percentage of variation -of the aforementioned index price - accumulated in thirty-six (36) months prior to the fiscal year end that is liquidated, is greater than 100%, or, with respect to the first, second and third year after its validity, this procedure will be applicable in case the accumulated variation of that index price, calculated from the beginning of the first of them and until the end of each year, exceeds 55%, 30% and 15% for the first, second and third year of application, respectively. At the end of this year, there has been an accumulative variation of 50% in the index price that exceeds the expected condition of 55% for the application of the adjustment in said first year. Consequently, the tax inflation adjustment has been applied and the cost of goods acquired during the year 2019 has been updated as established in article 58 of the Argentine Income Tax Law
Bottom of range [Member]
Statement [Line Items]
Reduction of the corporate tax rate				21.00%
Tax rate applicable to the companies	25.00%	25.00%
Maximum [Member]
Statement [Line Items]
Reduction of the corporate tax rate				35.00%
Tax rate applicable to the companies	30.00%	30.00%
Joint Ventures [Member]
Statement [Line Items]
Deferred income tax liabilities, not recognize			135,000,000
Argentine Operations Center [Member]
Statement [Line Items]
Deferred income tax assets, not recognize	$ 1,883,000,000		$ 197,000,000